Note 7 - Share-based Compensation - Stock Options and Warrants Granted to Non-employees for Services Outstanding (Details) - Stock Options and Warrants Nonemployees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrants Issued (in shares)	6,156,102	1,806,562
Warrants Issued Weighted Average Exercise Price (in dollars per share)	$ 0.85	$ 0.65
Issued in Connection With Equity Offering [Member]
Warrants Issued (in shares)
Warrants Issued Weighted Average Exercise Price (in dollars per share)
Issued in Connection With Debt Agreement [Member]
Warrants Issued (in shares)	6,156,102	1,465,311
Warrants Issued Weighted Average Exercise Price (in dollars per share)	$ 0.85	$ 0.30
Warrants Issued for Services [Member]
Warrants Issued (in shares)		341,251
Warrants Issued Weighted Average Exercise Price (in dollars per share)		$ 2.16